Label	Element	Value
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Rising Dividend Growth Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Rising Dividend Growth Fund (the “Fund”) seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 87 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2020 was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 87 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.
10/10 Equity Investments
The Investment Adviser’s Quantitative Investment Strategies (“QIS”) team manages the Fund’s equity investments, including investments that meet the 10/10 Test described below (the “10/10 Sleeve”). The Fund will generally invest in common and preferred stocks as well as real estate investment trusts (“REITs”) that have paid dividends over the previous 10 years or more and have increased their dividends per share by approximately 10% or more per year, on average, over a 10-year trailing period (the “10/10 Test”). For purposes of this determination, issuers must have increased dividends by 5% or more on a year-over-year basis for at least 5 distinct calendar years over the 10-year trailing period. Once a company’s stock is purchased by the Fund, if the stock’s average annual dividend growth rate declines below approximately 10% per year over a 10-year trailing period, or the company has more than one year-over-year decrease in dividends per share over a 10-year trailing period, the position will generally be sold. The QIS team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the stocks in which the Fund invests. The Fund may invest in stocks other than those generated by the QIS team’s proprietary models, at the discretion of the portfolio managers.
MLP & Energy Infrastructure Investments
The Investment Adviser’s Energy Infrastructure & Renewables team manages the Fund’s investments in master limited partnerships (“MLPs”) and energy infrastructure companies (the “MLP & Energy Infrastructure Sleeve”). The Fund may invest in MLPs and energy infrastructure companies irrespective of the 10/10 Test. The MLP & Energy Infrastructure Sleeve will generally consist of 15% of the Fund’s Net Assets but will not exceed 20% of Net Assets measured at the time of purchase.
The MLP & Energy Infrastructure Sleeve will generally invest in traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).
The Fund’s benchmark is the S&P 500
®
Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Credit/Default Risk
.
An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
Energy Sector Risk
.
The Fund invests in companies in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to their investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.
Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves or other commodities may also affect the profitability of energy companies.
Dividend-Paying Investments Risk.
The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.
Foreign and Emerging Countries Risk.
Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Interest Rate Risk
. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Investment Style Risk.
  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s quantitative style and emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.
Infrastructure Company Risk.
  Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's  NAV and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Management Risk
. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
Market Risk.
  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Master Limited Partnership Risk.
  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Mid-Cap and Small-Cap Risk
. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Other Investments Risk.
  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.
REIT Risk
. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax Risk.
  MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.
To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP investment being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective February 27, 2012, the Rising Dividend Growth Fund, a series of Dividend Growth Trust (the “Predecessor Fund”), was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the Fund’s performance information shown below includes that of the Predecessor Fund for the period prior to February 27, 2012.
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to the close of business on June 30, 2020, Dividend Assets Capital, LLC ("DAC"), a sub-adviser, was responsible for managing the Fund's MLP & Energy Infrastructure Sleeve. Prior to the close of business on March 30, 2018, DAC was also responsible for managing the Fund's 10/10 Sleeve. Accordingly, the performance information set forth below for periods prior to those respective dates reflects DAC's management of the MLP & Energy Infrastructure Sleeve and the 10/10 Sleeve, as applicable. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	22.50%	June 30, 2020
Worst Quarter Return	-27.00%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2020
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 649
3 Years	rr_ExpenseExampleYear03	910
5 Years	rr_ExpenseExampleYear05	1,191
10 Years	rr_ExpenseExampleYear10	$ 1,989
2011	rr_AnnualReturn2011	3.31%
2012	rr_AnnualReturn2012	8.90%
2013	rr_AnnualReturn2013	28.47%
2014	rr_AnnualReturn2014	12.35%
2015	rr_AnnualReturn2015	(5.90%)
2016	rr_AnnualReturn2016	5.66%
2017	rr_AnnualReturn2017	17.52%
2018	rr_AnnualReturn2018	(6.58%)
2019	rr_AnnualReturn2019	25.51%
2020	rr_AnnualReturn2020	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
1 Year	rr_AverageAnnualReturnYear01	2.69%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.38%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	2,339
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,339
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	8.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	$ 1,102
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,237
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	$ 1,802
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	480
10 Years	rr_ExpenseExampleYear10	$ 1,090
1 Year	rr_AverageAnnualReturnYear01	9.11%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.01%	[5]
10 Years	rr_AverageAnnualReturnYear10	9.67%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018	[5]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.20%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2004	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2005
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	13.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Rising Dividend Growth Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%	[5]
5 Years	rr_AverageAnnualReturnYear05	15.20%	[5]
10 Years	rr_AverageAnnualReturnYear10	13.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.67% as an annual percentage of the Fund’s average daily net assets; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Fund. These arrangements will remain in effect through at least February 28, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.
[4]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[5]	Class R6 Shares commenced operations on February 28, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.